Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended						8 Months Ended	12 Months Ended					49 Months Ended
	Dec. 24, 2025 CNY (¥)	Dec. 24, 2025 USD ($)	Aug. 31, 2025	Jul. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jul. 31, 2025	Jul. 01, 2024 CNY (¥)	Oct. 31, 2020 shares
Schedule of Investments [Line Items]
Percentage owned					4.87%
Available-for-sale debt securities									¥ 5,568	¥ 5,568		¥ 7,755
Unrealized securities holding gains, net of tax										(0)	$ (0)	(17,423)	¥ 3,496
Foreign currency translation adjustments in other comprehensive income										(2,695)	(391)	526	3,675
Gain/(Loss) from investments, net										(42,264)	$ (6,127)	(38,050)	(953)
Equity method investments									59,440	59,440		42,216
Groups ownership interest Percentage			48.20%
Maximum
Schedule of Investments [Line Items]
Groups ownership interest Percentage			59.60%
Minimum
Schedule of Investments [Line Items]
Groups ownership interest Percentage			48.20%
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned																	3.35%
Unrealized securities holding gains, net of tax												(17,550)	564	¥ 922
Foreign currency translation adjustments in other comprehensive income												(321)	801	1,816
iSNOB Holding Limited | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities												26,021	26,021	¥ 24,656
Gain/(Loss) from investments, net												(8,150)
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares																	4,785,714
Juesekuangxiang
Schedule of Investments [Line Items]
Percentage owned						10.00%	10.00%
Available-for-sale debt securities									0	0		0
Payments to Acquire Debt Securities, Available-for-Sale						¥ 6,875	$ 1,000
Juesekuangxiang | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities												6,875
Gain/(Loss) from investments, net												(6,875)
Jimi
Schedule of Investments [Line Items]
Available-for-sale debt securities									3,632	3,632		5,459
Payments to Acquire Debt Securities, Available-for-Sale					¥ 5,459
Jimi | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Gain/(Loss) from investments, net												(1,827)
Jimi | Fair Value, Inputs, Level 3 [Member] | Maximum
Schedule of Investments [Line Items]
Available-for-sale debt securities									3,632	3,632
Jimi | Fair Value, Inputs, Level 3 [Member] | Minimum
Schedule of Investments [Line Items]
Available-for-sale debt securities									5,459	5,459
Jiangxi Chengqianqihou
Schedule of Investments [Line Items]
Percentage owned								7.50%
Available-for-sale debt securities									¥ 0	0		¥ 0
Payments to Acquire Debt Securities, Available-for-Sale								¥ 5,000
Hangzhou Chengqianqihou
Schedule of Investments [Line Items]
Percentage owned																17.50%
Gain/(Loss) from investments, net				¥ (1,250)
Payments to Acquire Debt Securities, Available-for-Sale				10,000
Equity method investments																¥ 8,750
Jiangxi Chengqianqihou to Hangzhou Chengqianqihou
Schedule of Investments [Line Items]
Payments to Acquire Debt Securities, Available-for-Sale				¥ 5,000
Ruisha Technology
Schedule of Investments [Line Items]
Income loss from share										¥ 3,867
Ruisha Technology | Maximum
Schedule of Investments [Line Items]
Groups ownership interest Percentage															59.60%
Ruisha Technology | Minimum
Schedule of Investments [Line Items]
Groups ownership interest Percentage									48.20%
Hangzhou Shiqu Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Consideration	¥ 100,000	$ 14,200
Transaction closed date	December 2025	December 2025
Hangzhou Shiqu Information and Technology Co., Ltd. | Common Shares | Maximum
Schedule of Investments [Line Items]
Equity method investment ownership percentage	1.00%	1.00%
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investment ownership percentage									14.80%	14.80%		14.80%
Income loss from share										¥ (590)		¥ (2,634)	¥ (2,358)
The value of ownership under the equity method investments										27,179		27,328
Equity method investments									¥ 24,455	¥ 24,455		¥ 25,417
Investment in Hangzhou Chengqianqihou [Member]
Schedule of Investments [Line Items]
Equity method investment ownership percentage									17.50%	17.50%		17.50%